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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-5410

ING Prime Rate Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2005

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2005

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2005

Table of Contents

Portfolio Managers’ Report	3

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	13

Portfolio of Investments	22

Advisory Contract Approval Discussion	52

Shareholder Meeting Information	54

Additional Information	55

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ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT

Dear Shareholders:

ING Prime Rate Trust (the “Trust”) is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2005

Net Assets	$1,082,685,996
Total Assets	$2,062,791,538
Assets Invested in Senior Loans	$2,021,890,298
Senior Loans Represented	472
Average Amount Outstanding per Loan	$4,283,665
Industries Represented	38
Average Loan Amount per Industry	$53,207,639
Portfolio Turnover Rate (YTD)	46%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	44%

PEFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the second fiscal quarter and $0.23 for the six months ended August 31, 2005. Based on the average month-end net asset value (“NAV”) per share of $7.43, this resulted in an annualized distribution rate of 6.12%(1) for the quarter and 6.19%(1) for the six months. The Trust’s total return for the second fiscal quarter, based on NAV, was 3.27%, versus a total return on the S&P/LSTA Leveraged Loan Index of 1.92% for the same quarter. For the six months, the total return, based on NAV was 3.14% versus 2.52% for the S&P/LSTA Leveraged Loan Index. The total market value return (based on full reinvestment of dividends) for the Trust’s common shares during the second fiscal quarter was 0.61% and –4.50% for the six months ended August 31, 2005.

MARKET OVERVIEW

Following a modest correction earlier in the year, the non-investment grade (“leveraged”, or “senior”) loan market during the most recent fiscal quarter ended August 31, 2005, regained virtually all ground lost during the previous fiscal quarter. Downside volatility that developed in the wake of the General Motors Corp. and Ford Motor Corp. downgrades in May was quickly supplanted by the resurgence of demand for floating rate assets as the Federal Reserve (“Fed”) marches forward in its quest to find the so-called “equilibrium” Fed Funds rate (i.e., the point at which prevailing short-term interest rates neither stimulate nor dampen economic growth). As buying interest reignited, secondary loan prices ended the quarter near their year-to-date highs and new issue credit spreads tightened in response. In short, the market during the most recent quarter looked remarkably like it did six months ago. One important catalyst to the continuing demand for senior loans remains a still relatively upbeat outlook for the U.S. economy at large, and non-investment grade credit conditions, specifically. At the end of August, the lagging twelve-month default (by number of loans) rate stood at 1.51%, up from the cyclical trough of 0.92% (May 2004), but still comfortably below the historical average. While the longer-term impact on growth attributable to the devastation brought on by hurricanes Katrina and Rita remains to be seen, the underlying strength of the economy continues to surprise even the most skeptical observer. According to Standard & Poor’s, the U.S. economy should continue to expand for the balance of 2005 and 2006, albeit at a moderately slower pace as a result of dislocations stemming from

(1)          The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust’s average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

the storms. Continued economic growth, combined with measured increases in short-term interest rates, bodes well for credit conditions and loan valuations going forward.

TOP TEN INDUSTRY SECTORS AS OF
AUGUST 31, 2005 AS A
PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
North American Cable	9.2%	17.6%
Healthcare, Education and Childcare	7.4%	14.1%
Oil and Gas	5.5%	10.6%
Printing and Publishing	5.5%	10.4%
Buildings and Real Estate	5.4%	10.2%
Chemicals, Plastics and Rubber	4.9%	9.4%
Leisure, Amusement, Entertainment	4.8%	9.1%
Utilities	4.5%	8.6%
Containers, Packaging and Glass	4.0%	7.6%
Automobiles	3.7%	7.1%

Portfolio holdings are subject to change daily.

PORTFOLIO OVERVIEW

Asset selection and sector positioning was the most significant contributor to favorable absolute and relative total returns for the fiscal quarter ended August 31, 2005. The Trust held positions in four of the top five individual contributors during the quarter (three of which resided in the Trust’s top five), and held only one of the lowest contributors (due to repricing activity, not credit deterioration). Sector positioning had a more moderate impact, but still proved positive. Notable changes in sector rankings include an increase in oil and gas (to 5.5% of total assets, from 3.9% at prior quarter-end) and Utilities (to 4.5% from 3.9%). We remain constructive on these sectors given supply demand dynamics and the generally predictable revenue and cash flow profile of companies that operate in these industries. Sectors the Trust continued to underweight and/or avoid during the quarter include automotive suppliers and steel producers (the latter not material as a percentage of total assets). The auto sector (3.7% of total assets at quarter end, but significantly less if only traditional parts suppliers are included) remains plagued by declining unit volumes and excess capacity, lack of pricing power, and what could prove to be a losing battle with legacy liabilities such as pension costs. Generally speaking, we intend to steer clear of these industries until we see some visibility as to the resolution of some of these key issues.

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2005
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.4%	4.5%
Metro-Goldwyn-Mayer Studios, Inc.	1.6%	3.1%
Sungard Data Systems, Inc.	1.4%	2.7%
Davita, Inc.	1.4%	2.6%
Fidelity National Information Solutions, Inc.	1.3%	2.4%
Community Health Systems, Inc.	1.2%	2.3%
Huntsman International, LLC	1.1%	2.2%
Reliant Energy Resources Corporation	1.1%	2.1%
El Paso Corporation	1.1%	2.1%
Kerr-McGee Corporation	1.0%	2.0%

Portfolio holdings are subject to change daily.

The Trust remains well diversified. As of August 31, 2005, the average individual loan position represented approximately 0.21% of total assets, while the average industry sector accounted for roughly 2.58%, both measures essentially unchanged from the prior quarter-end.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2005, the Trust had $450 million of “Aaa/AAA(2)” rated cumulative auction rate preferred shares outstanding, and $458 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 44% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

(2)          Obligations rated Aaa by Moody’s Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer Credit Rating assigned by Standard & Poor’s. Credit quality refers to the Trust’s underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT (continued)

Investment Types

as of August 31, 2005

(as a percent of total investments)

Portfolio holdings are subject to change daily.

OUTLOOK

While several unknowns cloud the near-term horizon, we expect the loan market to finish out the year in solid fashion. On a macro scale, only with the passage of time will we know if the fallout from the gulf storms, particularly the impact of higher energy prices on consumer behavior and input prices, will override the constructive effects of what is expected to be a rebuilding endeavor of historic proportions. The stimulus provided by such a reconstruction effort could propel economic growth well into the foreseeable future. Specific to the loan market, investor sentiment remains decidedly positive, buoyed by a favorable near-term default outlook and the consensus view that short-term rates will continue to grind higher, at least over the near-term. While we share these views, we also remain concerned about increasingly aggressive loan structures and the potential for further erosion in credit spreads brought on by unmet demand for floating rate loans. As such, we continue to avoid transactions that are simply not priced in accordance with the underlying risk.

We thank you for your investment in ING Prime Rate Trust.

Jeffrey A. Bakalar	Daniel A. Norman
Senior Vice President	Senior Vice President
Senior Portfolio Manager	Senior Portfolio Manager
ING Investment Management Co.	ING Investment Management Co.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2005
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	7.47%	9.61%	4.17%	5.68%
Based on Market Value	(7.21)%	12.32%	2.71%	5.53%
S&P/LSTA Leveraged Loan Index(a)	5.27%	6.67%	5.12%	—
Credit Suisse First Boston Leveraged Loan Index	5.95%	7.58%	5.09%	5.69%

The table above illustrates the total return of ING Prime Rate Trust against the Indices indicated. An Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on net asset value reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c)

  (a)         Performance since inception for the index is 5.30% from January 1, 1997.

  (b)        Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

  (c)         On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust’s common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust’s NAV.

This report contains statements that may be “forward-looking” statements. Actual results could differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The Credit Suisse First Boston Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

The S&P/LSTA Leveraged Loan Index (“LLI”) is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s and the Loan Syndications & Trading Association (“LSTA”) conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES
Quarter Ended	Prime Rate	Net Asset Value (“NAV”) 30-Day SEC Yield(A)	Market 30-Day SEC Yield(A)	Average Annualized Distribution Rate at NAV(B)	Average Annualized Distribution Rate at Market(B)
August 31, 2005	6.50%	7.24%	7.73%	6.07%	6.48%
May 31, 2005	6.00%	6.17%	6.48%	5.98%	6.15%
February 28, 2005	5.50%	6.84%	6.75%	5.80%	5.68%
November 30, 2004	5.00%	5.83%	5.80%	5.86%	5.62%

(A)            Yield is calculated by dividing the Trust’s net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust’s yield consistent with the SEC standardized yield formula for investment companies.

(B)             The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust’s average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust’s current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust. If short-term market interest rates fall, the yield on the Trust will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust’s assets may decrease, which will cause the Trust’s value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

 STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2005 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,023,849,994)	$2,048,108,873
Receivables:
Investment securities sold	1,000,000
Interest	13,457,890
Other	48,248
Prepaid expenses	176,527
Total assets	2,062,791,538

LIABILITIES:
Notes payable	458,000,000
Payable for investments purchased	65,628,487
Deferred arrangement fees on senior loans	1,306,453
Dividends payable - preferred shares	160,383
Payable to affiliates	1,740,785
Payable to custodian for bank overdraft	950,712
Accrued trustee fees	10,226
Other accrued expenses and liabilities	2,308,496
Total liabilities	530,105,542
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,082,685,996

Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$ 7.47

NET ASSETS CONSIST OF:
Paid-in capital	$1,343,955,826
Undistributed net investment income	4,334,417
Accumulated net realized loss on investments	(289,863,126)
Net unrealized appreciation of investments	24,258,879
NET ASSETS	$1,082,685,996

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$58,707,301
Arrangement fees earned	690,031
Dividends	123,051
Other	1,312,301
Total investment income	60,832,684

EXPENSES:
Investment management fees	8,133,493
Administration fees	2,541,716
Transfer agent and registrar fees	68,101
Interest	8,931,879
Shareholder reporting expense	85,560
Custodian fees	390,728
Professional fees	466,581
Preferred Shares - Dividend disbursing agent fees	599,273
Insurance expense	23,042
Pricing expense	44,180
ICI fees	3,484
Postage expense	117,944
Trustee fees	37,011
Miscellaneous expense	136,219
Total expenses	21,579,211
Net investment income	39,253,473
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,075,189)
Net change in unrealized appreciation or depreciation on investments	921,993
Net realized and unrealized loss on investments	(153,196)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(7,036,975)
Net increase in net assets resulting from operations	$32,063,302

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2005	Year Ended February 28, 2005
FROM OPERATIONS:
Net investment income	$39,253,473	$62,675,310
Net realized loss on investments	(1,075,189)	(7,289,446)
Change in unrealized appreciation or depreciation on investments	921,993	28,507,450
Distributions to preferred shareholders from net investment income	(7,036,975)	(7,597,393)
Net increase in net assets resulting from operations	32,063,302	76,295,921

FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(32,125,781)	(59,700,239)
Total distributions to common shareholders	(32,125,781)	(59,700,239)

CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares	—	4,891,202
Sale of shares in connection with shelf offerings	—	50,936,150
Net increase from capital share transactions	—	55,827,352
Net increase (decrease) in net assets	(62,479)	72,423,034

NET ASSETS:
Beginning of period	1,082,748,475	1,010,325,441
End of period (including undistributed net investment income of $4,334,417 and $4,220,860, respectively)	$1,082,685,996	$1,082,748,475

SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net investment income	—	652,703
Shares sold in connection with shelf offering	—	6,742,261
Net increase in shares outstanding	—	7,394,964

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2005 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$55,693,590
Dividends received	123,028
Facility fees paid	(22,803)
Dividends paid to preferred shareholders	(7,021,404)
Arrangement fee received	229,656
Other income received	1,399,626
Interest paid	(8,931,879)
Other operating expenses paid	(12,253,356)
Purchases of securities	(917,136,844)
Proceeds from sales of securities	945,682,547
Net cash provided by operating activities	57,762,161

Cash Flows From Financing Activities:
Distributions paid to common shareholders	(32,125,781)
Net repayment of notes payable	(38,000,000)
Increase in payable to custodian for bank overdraft	950,712
Net cash flows used in financing activities	(69,175,069)
Net decrease	(11,412,908)
Cash at beginning of period	11,412,908
Cash at end of period	$—

Reconciliation of Net Increase In Net Assets Resulting From Operations To Net Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$32,063,302
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation of securities	(921,993)
Net accretion of discounts on securities	(831,617)
Realized loss on sale of securities	1,098,029
Purchase of securities	(917,136,844)
Proceeds on sale of securities	945,682,547
Decrease in other assets	29,505
Increase in interest receivable	(2,147,137)
Increase in prepaid arrangement fees on notes payable	(22,803)
Increase in prepaid expenses	(43,279)
Decrease in deferred arrangement fees on senior loans	(460,375)
Increase in preferred shareholder dividend payable	15,571
Increase in affiliate payable	129,006
Increase in accrued trustee fees	9,345
Increase in accrued expenses	298,904
Total adjustments	25,698,859
Net cash provided by operating activities	$57,762,161

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)	FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Six Months Ended August 31,	Years Ended February 28 or February 29,
	2005	2005	2004	2003	2002	2001
Per Share Operating Performance
Net asset value, beginning of period	$7.47	7.34	6.73	7.20	8.09	8.95
Income from investment operations:
Net investment income	$0.28	0.45	0.46	0.50	0.74	0.88
Net realized and unrealized gain (loss) on investments	$(0.00* )	0.16	0.61	(0.47)	(0.89)	(0.78)
Total from investment operations	$0.28	0.61	1.07	0.03	(0.15)	0.10
Distributions to Common Shareholders from net investment income	$(0.23)	(0.43)	(0.42)	(0.45)	(0.63)	(0.86)
Distribution to Preferred Shareholders	$(0.05)	(0.05)	(0.04)	(0.05)	(0.11)	(0.06)
Reduction in net asset value from Preferred Shares offerings	$—	—	—	—	—	(0.04)
Net asset value, end of period	$7.47	7.47	7.34	6.73	7.20	8.09
Closing market price at end of period	$7.00	7.56	7.84	6.46	6.77	8.12
Total Investment Return(1)
Total investment return at closing market price(2)%	(4.50)	2.04	28.77	2.53	(9.20)	9.10
Total investment return at net asset value(3)%	3.14	7.70	15.72	0.44	(3.02)	0.19
Ratios/Supplemental Data
Net assets end of period (000’s)	$1,082,686	1,082,748	1,010,325	922,383	985,982	1,107,432
Preferred Shares-Aggregate amount outstanding (000’s)	$450,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Borrowings at end of period (000’s)	$458,000	496,000	225,000	167,000	282,000	510,000
Asset coverage per $1,000 of debt(4)	$2,190	2,140	2,500	2,500	2,350	2,150
Average borrowings (000’s)	$493,745	414,889	143,194	190,671	365,126	450,197
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving
credit facility)(6)%	1.65	1.60	1.45	1.49	1.57	1.62
Net expenses after expense reimbursement(6)%	4.28	2.21	1.65	1.81	2.54	3.97
Gross expenses prior to expense reimbursement(6)%	4.28	2.22	1.65	1.81	2.54	3.97
Net investment income(6)%	5.12	4.21	4.57	4.97	6.83	9.28
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving
credit facility)(6)%	1.61	1.63	1.84	1.82	1.66	1.31
Net expenses after expense reimbursement(6)%	2.74	2.26	2.09	2.23	2.70	3.21
Gross expenses prior to expense reimbursement(6)%	2.74	2.27	2.09	2.23	2.70	3.21
Net investment income(6)%	4.98	4.32	5.82	6.10	7.24	7.50
Ratios to average net assets
Expenses (before interest and other fees related to revolving
credit facility)(6)%	2.34	2.29	2.11	2.19	2.25	1.81
Net expenses after expense reimbursement(6)%	3.99	3.17	2.40	2.68	3.64	4.45
Gross expenses prior to expense reimbursement(6)%	3.99	3.18	2.40	2.68	3.64	4.45
Net investment income(6)%	7.26	6.04	6.68	7.33	9.79	10.39
Portfolio turnover rate %	46	93	87	48	53	46
Common shares outstanding at end of period (000’s)	145,033	145,033	137,638	136,973	136,973	136,847

(1)        Total investment return calculations are attributable to common shares.

(2)         Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust’s dividend reinvestment plan.

(3)         Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust’s shares.

(4)         Asset coverage represents the total assets available for settlement of Preferred Stockholder’s interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)         Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares.

(6)         Annualized for periods less than one year.

*               Amount is less than $(0.01) per share.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans which are exempt from registration under the Securities Act of 1933, as amended (the “‘33 Act”), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

A.           Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide readily available, reliable market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2005, 99.5% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the “Investment Manager”) or ING Investment Management Co. (“ING IM”, the “Sub-Adviser”), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust’s Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust’s Board of Trustees through its Valuation, Proxy and Brokerage Committee (formerly, Valuation and Proxy Voting Committee). In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower’s debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower’s management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value. To the extent the Fund invests in other registered investment companies, the Trust’s NAV is calculated based on the current NAV of the registered investment company in which the Trust invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

B.             Federal Income Taxes. It is the Trust’s policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.             Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees received, which represent non-refundable fees associated with the acquisition of loans, were deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D.            Distributions to Common Shareholders. The Trust declares dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Trust from net investment income and distributions of net

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Trust records distributions to its shareholders on the ex-dividend date.

E.              Dividend Reinvestments. Pursuant to the Trust’s Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the net asset value per share of the Trust’s common shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F.              Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

G.             Share Offerings. Beginning in the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2005, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $934,318,061 and $940,571,134, respectively. At August 31, 2005, the Trust held senior loans valued at $2,021,890,298 representing 98.7% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the ‘33 Act, or without an exemption under the ‘33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Acterna, Inc. — Contingent Right	11/24/03	$—
Allied Digital Technologies Corporation — Residual Interest in Bankruptcy Estate	06/05/02	186,961
AM Cosmetics Corporation — Liquidation Interest	03/07/03	25
Block Vision Holdings Corporation — Common Shares	09/30/02	—
Boston Chicken, Inc. — Residual Interest in Boston Chicken Plan Trust	12/26/00	6,001,312
Cedar Chemical — Liquidation Interest	12/31/02	—
Covenant Care, Inc. — Warrants	12/22/95	—
Covenant Care, Inc. — Warrants	01/18/02	—
Decision One Corporation — Common Shares	06/16/00	1,116,773
Electro Mechanical Solutions — Residual Interest in Bankruptcy Estate	10/02/02	15
Enginen Realty — Common Shares	11/24/03	—
Enterprise Profit Solutions — Liquidation Interest	10/21/02	—
EquityCo, LLC — Warrants	02/25/05	—
Euro United Corporation — Residual Interest in Bankruptcy Estate	06/21/02	305,999
Galey & Lord, Inc. — Common Shares	03/31/04	—
Gate Gourment Borrower, LLC — Warrants	12/04/03	—
Gemini Leasing, Inc. — Common Shares	01/08/04	—
Grand Union Company — Residual Interest in Bankruptcy Estate	07/01/02	2,576
Humphreys, Inc. — Residual Interest in Bankruptcy Estate	05/15/02	50
Imperial Home Décor Group, Inc. — Common Shares	05/02/01	1,654,378
Imperial Home Décor Group, Inc. — Liquidation Interest	01/22/04	—
Insilco Technologies — Residual Interest in Bankruptcy Estate	05/02/03	1,273
Intera Group, Inc. — Common Shares	11/29/02	—
IT Group, Inc. — Residual Interest in Bankruptcy Estate	09/12/03	65,677
Kevco, Inc. — Residual Interest in Bankruptcy Estate	06/05/02	—
Lincoln Pulp and Eastern Fine — Residual Interest in Bankruptcy Estate	06/08/04	—
Lincoln Paper & Tissue, LLC — Warrants	08/05/05	—
London Clubs International — Warrants	12/08/04	—
Malden Mills Industries, Inc. — Common Shares	11/04/03	—
Malden Mills Industries, Inc. — Preferred Shares	11/04/03	—
Morris Material Handling, Inc. — Common Shares	10/09/01	3,009,059
Murray’s Discount Auto Stores, Inc. — Escrow Interest	08/11/03	40,136
Neoplan USA Corporation — Common Shares	08/29/03	—
Neoplan USA Corporation — Series B Preferred Shares	08/29/03	—
Neoplan USA Corporation — Series C Preferred Shares	08/29/03	428,603
Neoplan USA Corporation — Series D Preferred Shares	08/29/03	3,524,300
New Piper Aircraft, Inc. — Residual Interest in Litigation Proceeds	07/02/03	—
New World Restaurant Group, Inc. — Warrants	09/27/01	40
Norwood Promotional Products, Inc. — Common Shares	08/23/04	32,939
Safelite Glass Corporation — Common Shares	09/12/00	—
Safelite Realty Corporation — Common Shares	09/12/00	—
Targus Group, Inc. — Warrants	03/11/03	—
Transtar Metals — Residual Interest in Bankruptcy Estate	01/09/03	40,230
TSR Wireless, LLC — Residual Interest in Bankruptcy Estate	10/15/02	—
U.S. Aggregates — Residual Interest in Bankruptcy Estate	04/07/03	—
U.S. Office Products Company — Residual Interest in Bankruptcy Estate	02/11/04	—
Total restricted securities excluding senior loans (market value of $19,306,776 was 1.8% of net assets at August 31, 2005)		$16,410,346

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Fund Services, LLC (the “Administrator”), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust’s Managed Assets. For purposes of this Agreement, “Managed Assets” shall mean the Trust’s average daily gross asset value, minus the sum of the Trust’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a Sub-Advisory Agreement with ING IM, a wholly-owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board of Trustees or the Investment Manager may determine, ING IM manages the Trust’s assets in accordance with the Trust’s investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust’s average daily Net Assets, plus the proceeds of any outstanding borrowings.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2005, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,326,312	$414,473	$1,740,785

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 23, 2006 and a $535 million 364-day revolving securitization facility which matures on July 9, 2006, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 2005, was $458 million at a rate of 3.93% excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 22.2% of total assets at August 31, 2005. Average borrowings for the period ended August 31, 2005 were $493,744,565 and the average annualized interest rate was 3.34% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of August 31, 2005, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Baker & Taylor, Inc.	$1,080,000
Block Vision Holdings Corporation	91,815
Builders Firstsource, Inc.	1,500,000
CCM Merger, Inc.	1,000,000
Federal-Mogul Corporation	1,810,000
Green Valley Ranch Gaming, LLC	500,000
Hanley-Wood, LLC	300,220
Interstate Bakeries Corporation	2,500,000
Kerasotes Theatres, Inc.	1,500,000
Key Energy Services, Inc.	4,500,000
La Paloma Generating Company	120,492
Motorsport Aftermarket Group, Inc.	288,676
NCI Building Systems, Inc.	52,500
Neoplan USA Corporation	$382,500
Owens-Illinois Group, Inc.	100
Pinnacle Entertainment, Inc.	230,817
Ply Gem Industries, Inc.	821,429
Primedia, Inc.	977,021
Syniverse Holding, LLC	1,500,000
Trump Entertainment Resorts Holdings, L.P.	1,750,000
United States Shipping, LLC	576,922
Vanguard Health Systems, Inc.	3,500,000
Western Refining Company, L.P.	1,250,000
$26,232,492

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2005, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fail to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company (“SSB”) serves as the Trust’s custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the six months ended August 31, 2005.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of August 31, 2005, the Trust held less than 0.01% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

For the year ended February 28, 2005, federal excise tax of $117,314 was paid by the Trust and subsequently reimbursed by the Investment Manager. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six months ended August 31, 2005	Year ended February 28, 2005

Ordinary Income	Ordinary Income
$39,162,756	$67,297,632

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2005 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$4,356,782	$—	$21,346,306	$(223,838)	$ (12,542,170)	2006
				(10,485,033)	2007
				(38,118,850)	2008
				(847,193)	2009
				(47,376,376)	2010
				(97,064,717)	2011
				(57,686,392)	2012
				(22,421,058)	2013
				$(286,541,789)

NOTE 11 - INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ING Investments reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

As has been widely reported in the media, the New York Attorney General’s office (“NYAG”) is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to August 31, 2005, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.039	8/31/05	9/12/05	9/22/05
$0.038	9/30/05	10/07/05	10/24/05

Subsequent to August 31, 2005, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$103.24	09/02/05 to 10/07/05	09/12/05 to 10/17/05	09/13/05 to 10/18/05
Series T	$103.79	09/06/05 to 10/11/05	09/13/05 to 10/18/05	09/14/05 to 10/19/05
Series W	$101.65	09/07/05 to 10/12/05	09/14/05 to 10/19/05	09/15/05 to 10/20/05
Series Th	$102.10	09/01/05 to 10/06/05	09/08/05 to 10/13/05	09/09/05 to 10/14/05
Series F	$100.19	09/02/05 to 10/07/05	09/09/05 to 10/14/05	09/12/05 to 10/17/05

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited)

Senior Loans*: 186.8%			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace and Defense: 2.6%
		American Airlines, Inc.	B2	B+
$ 2,375,000		Revolver, 8.250%-8.560%, maturing
		June 30, 2009			$2,375,000
		Arinc, Inc.	Ba3	BB
987,500		Term Loan, 5.230%, maturing March 10, 2011			1,002,930
		Ceradyne, Inc.	Ba3	BB-
2,481,250		Term Loan, 5.625%, maturing August 18, 2011			2,518,469
		Dyncorp, Inc.	B2	B+
3,991,667		Term Loan, 6.063%, maturing February 11, 2011			4,047,382
		Hexcel Corporation	B2	B+
1,233,333		Term Loan, 5.250%-5.563%, maturing March 01, 2012			1,249,007
		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 6.150%-6.170%, maturing November 16, 2012			4,834,312
		Spirit Aerosystems, Inc.	B1	BB-
1,666,667		Term Loan, 5.961%, maturing December 31, 2011			1,695,000
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 5.720%-5.919%, maturing August 20, 2012			4,424,236
		Transdigm, Inc.	B1	B+
1,970,063		Term Loan, 5.800%, maturing July 22, 2010			2,002,076
	(2)	United Air Lines, Inc.	Ba2	BB
1,980,875		Debtor in Possession Term Loan, 10.000%, maturing December 30, 2005			2,003,160
		Wyle Holdings, Inc.	NR	B+
1,995,000		Term Loan, 6.290%-6.460%, maturing January 28, 2011			2,028,043
					28,179,615
Automobile: 7.1%
		Accuride Corporation	B1	B+
6,467,273		Term Loan, 5.500%-5.688%, maturing January 31, 2012			6,531,945
		Affinia Group, Inc.	B2	BB-
2,485,006		Term Loan, 6.400%, maturing November 30, 2011			2,498,209
		Aftermarket Technology Corporation	Ba3	BB-
806,269		Term Loan, 6.390%-6.480%, maturing February 08, 2008			813,576
1,200,234		Term Loan, 6.390%-6.450%, maturing February 08, 2008			1,211,112
		Carey International, Inc.	NR	B-
2,493,750		Term Loan, 7.690%, maturing May 11, 2012			2,369,063
	(2)	Collins & Aikman Products Company	NR	NR
2,000,000		Debtor In Possession Term Loan, maturing May 17, 2007			2,014,166

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
		Dayco Products, LLC	B1	B+
$ 1,449,734		Term Loan, 6.370%-6.660%, maturing
		June 23, 2011			$1,466,498
		Dura Operating Corporation	B2	B+
4,000,000		Term Loan, 7.070%, maturing May 03, 2011			4,050,000
	(2)	Federal-Mogul Corporation	NR	NR
3,190,000		Revolver, 5.625%-6.000%, maturing November 01, 2009			3,201,963
		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 5.000%, maturing April 30, 2010			5,575,625
		Goodyear Tire & Rubber Company	B2	B+
9,400,000		Term Loan, 6.320%, maturing April 30, 2010			9,527,567
		HLI Operating Company, Inc.	B1	BB-
906,425		Term Loan, 6.620%-7.310%, maturing June 03, 2009			918,700
		Key Plastics, LLC	B1	BB-
1,866,549		Term Loan, 6.540%-8.250%, maturing June 29, 2010			1,880,548
		Keystone Automotive Industries, Inc.	B1	B+
1,245,652		Term Loan, 5.623%-6.026%, maturing October 30, 2009			1,256,552
		Motorsport Aftermarket Group, Inc.	B2	B
433,013		Term Loan, 6.740%, maturing December 15, 2011			435,719
1,267,162		Term Loan, 6.740%, maturing December 15, 2011			1,275,082
	(2)	RJ Tower Corporation	Ba3	BBB
4,000,000		Debtor in Possession Term Loan, 6.250%, maturing February 02, 2007			4,058,752
		Safelite Glass Corporation	B3	B+
5,562,115		Term Loan, 8.500%, maturing September 30, 2007			5,423,062
12,274,522		Term Loan, 9.000%, maturing September 30, 2007			11,967,659
		Tenneco Automotive, Inc.	B1	B+
1,129,257		Term Loan, 6.080%, maturing December 12, 2010			1,149,019
		TRW Automotive Acquisitions Corporation	Ba2	BB+
6,465,006		Term Loan, 5.250%, maturing June 30, 2012			6,540,433
		United Components, Inc.	B1	BB-
2,531,667		Term Loan, 6.260%, maturing June 30, 2010			2,575,181
					76,740,431
Banking: 0.2%
		Outsourcing Solutions, Inc.	B2	B-	2,518,750
2,500,000		Term Loan, 7.921%, maturing September 30, 2010			2,518,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food and Tobacco: 4.8%
	Birds Eye Foods, Inc.	B1	B+
$ 4,485,108	Term Loan, 6.420%, maturing June 30, 2008			$4,545,846
	Commonwealth Brands, Inc.	B1	B+
3,026,012	Term Loan, 7.000%, maturing August 28, 2007			3,082,750
	Constellation Brands, Inc.	Ba2	BB
14,539,583	Term Loan, 4.750%-5.688%, maturing November 30, 2011			14,784,939
	Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
3,436,000	Term Loan, 5.339%-5.609%, maturing December 19, 2010			3,490,117
	Golden State Foods Corporation	B1	B+
3,950,000	Term Loan, 5.430%, maturing February 28, 2011			3,999,375
	Keystone Foods Holdings, LLC	Ba3	B+
4,136,394	Term Loan, 5.125%-5.438%, maturing June 16, 2011			4,190,684
	Michael Foods, Inc.	B1	B+
3,651,006	Term Loan, 5.090%-5.859%, maturing November 21, 2010			3,714,899
	Pierre Foods, Inc.	B1	B+
4,304,167	Term Loan, 5.690%, maturing June 30, 2010			4,371,419
	Southern Wine & Spirits of America, Inc.	Ba3	BB+
5,486,250	Term Loan, 4.990%, maturing May 31, 2012			5,544,541
	Sturm Foods, Inc.	B2	B+
1,500,000	Term Loan, 6.250%, maturing May 26, 2011			1,511,250
	Sturm Foods, Inc.	B3	B
500,000	Term Loan, 10.688%, maturing May 26, 2012			507,500
	Vitaquest International, LLC	B2	B
2,493,750	Term Loan, 7.070%-8.500%, maturing March 17, 2011			2,495,309
				52,238,629
Buildings and Real Estate: 10.2%
	Associated Materials, Inc.	B2	B
1,750,000	Term Loan, 5.830%-5.900%, maturing August 29, 2010			1,765,313
	Atrium Companies, Inc.	B2	CCC+
2,908,966	Term Loan, 6.250%-6.360%, maturing December 28, 2011			2,902,907
	Builders Firstsource, Inc.	B1	BB-
1,555,556	Term Loan, 5.823%-6.190%, maturing August 11, 2011			1,572,407
	Building Materials Holding Corporation	B2	BB
1,960,000	Term Loan, 5.000%, maturing June 30, 2010			1,974,700
	Contech Construction Products, Inc.	Ba3	BB-
1,933,065	Term Loan, 5.840%-6.080%, maturing December 07, 2010			1,965,685
	Crescent Real Estate Equities, L.P.	B1	BB-
1,997,848	Term Loan, 5.760%, maturing January 12, 2006			2,017,203

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings and Real Estate: (continued)
		Custom Building Products, Inc.	B1	B+
$ 5,239,375		Term Loan, 5.740%, maturing
		October 31, 2011			$5,281,945
		DMB Newco, LLC	NR	NR
2,136,425		Term Loan, 6.050%-6.060%, maturing February 28, 2009			2,141,766
		Euramax International, Inc.	B2	B+
1,333,333		Term Loan, 6.125%, maturing June 29, 2012			1,343,610
		General Growth Properties, Inc.	Ba2	BB+
17,551,246		Term Loan, 5.760%, maturing November 12, 2007			17,693,113
16,919,461		Term Loan, 5.670%, maturing November 12, 2008			17,138,703
		Headwaters, Inc.	B1	B+
3,858,114		Term Loan, 5.870%-7.750%, maturing April 30, 2011			3,912,771
		Macerich Partnership, L.P.	NR	BB+
3,500,000		Term Loan, 5.240%, maturing April 25, 2006			3,504,375
2,500,000		Term Loan, 5.169%, maturing April 25, 2010			2,509,375
		Maguire Properties, Inc.	Ba2	BB
1,844,444		Term Loan, 5.300%, maturing March 15, 2010			1,868,653
		Masonite International Corporation	B2	BB-
4,983,255		Term Loan, 5.490%-5.660%, maturing April 16, 2013			5,001,943
4,991,745		Term Loan, 5.490%-5.660%, maturing April 16, 2013			5,010,464
		NCI Building Systems, Inc.	Ba2	BB
1,447,500		Term Loan, 5.420%-5.670%, maturing September 15, 2008			1,464,689
		Newkirk Master, L.P.	Ba2	BB+
1,911,038		Term Loan, 5.571%, maturing August 11, 2008			1,943,287
1,088,962		Term Loan, 5.571% maturing August 11, 2008			1,107,338
		Nortek, Inc.	B2	B
6,926,402		Term Loan, 5.910%-7.750%, maturing August 27, 2011			7,018,752
		PGT Industries, Inc.	B1	B
907,000		Term Loan, 6.580%-6.760%, maturing January 29, 2010			922,873
	(5)	Pivotal Promontory, LLC	B1	B+
2,250,000		Term Loan, maturing August 31, 2010			2,272,500
		Ply Gem Industries, Inc.	B1	B+
428,571		Revolver, 6.170%-6.290%, maturing February 12, 2009			411,428
615,941		Term Loan, 5.990%-6.160%, maturing March 15, 2010			620,560
1,498,134		Term Loan, 5.600%, maturing February 12, 2011			1,509,370
4,191,653		Term Loan, 5.990%-6.160%, maturing October 01, 2011			4,223,090

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings and Real Estate: (continued)
	(5)	Spanish Peaks, LLC	B1	B+
$ 900,000		Term Loan, maturing August 9, 2011			$911,250
1,400,000		Term Loan, maturing August 9, 2011			1,417,500
		St. Marys Cement, Inc.	B1	BB-
5,424,925		Term Loan, 5.490%, maturing December 04, 2009			5,496,127
		Trustreet Properties, Inc.	Ba3	BB
3,000,000		Term Loan, 5.510%, maturing March 31, 2010			3,028,125
		Werner Holdings Company, Inc.	B3	B-
500,000		Term Loan, 7.480%-7.570%, maturing June 11, 2009			498,334
					110,450,156
Cargo/Transport: 2.7%
		Atlantic Express Transportation Corporation	Caa2	CCC+
3,000,000		Floating Rate Note, 12.610%, maturing April 15, 2008			2,880,000
		Baker Tanks, Inc.	B2	B
3,344,195		Term Loan, 5.960%-6.430%, maturing January 30, 2011			3,385,997
		Gemini Leasing, Inc.	NR	NR
1,777,689		Term Loan, 6.670%, maturing December 31, 2011			888,844
		Helm Holding Corporation	B2	B+
1,000,000		Term Loan, 6.160%-6.247%, maturing July 08, 2011			1,018,333
		Horizon Lines, LLC	B2	B
2,475,000		Term Loan, 5.990%, maturing July 07, 2011			2,513,157
		Kansas City Southern Railway Company	B1	BB+
1,502,450		Term Loan, 5.080%-5.240%, maturing March 30, 2008			1,525,770
		Neoplan USA Corporation	NR	NR
1,867,500		Revolver, 7.700%, maturing June 30, 2006			1,867,500
5,333,269		Term Loan, 8.838%, maturing June 30, 2006			5,333,269
		Pacer International, Inc.	B1	BB
1,400,000		Term Loan, 5.375%-7.500%, maturing June 10, 2010			1,419,250
		Railamerica, Inc.	Ba3	BB
392,418		Term Loan, 5.875%, maturing September 29, 2011			399,612
3,319,642		Term Loan, 5.875%, maturing September 29, 2011			3,380,500
		Transport Industries, L.P.	B2	B+
2,479,234		Term Loan, 7.500%, maturing June 13, 2010			2,488,531
		United States Shipping, LLC	Ba3	BB-
1,901,442		Term Loan, 5.490%, maturing April 30, 2010			1,921,052
					29,021,815

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cellular: 4.6
		Cellular South, Inc.	Ba3	B+
$ 1,980,000		Term Loan, 5.241%-7.000%, maturing
		May 04, 2011			$1,998,563
		Centennial Cellular Operating Company	B1	B-
10,837,469		Term Loan, 5.630%-6.110%, maturing February 09, 2011			11,023,255
		Cricket Communications, Inc.	B1	B-
11,442,500		Term Loan, 5.990%, maturing January 10, 2011			11,595,543
	(2)	IWO Escrow Company	B3	CCC+
3,175,000		Floating Rate Note, 7.349%, maturing January 15, 2012			3,333,750
		Nextel Partners Operating Corporation	Ba2	BBB-
6,500,000		Term Loan, 4.830%, maturing May 31, 2012			6,563,375
		Ntelos, Inc.	B2	B
4,477,500		Term Loan, 6.170%, maturing August 25, 2011			4,522,835
		Ntelos, Inc.	B3	CCC+
1,000,000		Term Loan, 8.670%, maturing February 25, 2012			1,002,500
		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.535%, maturing December 15, 2010			2,606,250
		Rural Cellular Corporation	B2	B-
2,500,000		Floating Rate Note, 7.910%, maturing March 15, 2010			2,587,500
		Triton PCS, Inc.	B2	B-
4,482,500		Term Loan, 6.920%, maturing November 18, 2009			4,521,722
					49,755,293
Chemicals, Plastics and Rubber: 9.4%
		Brenntag, AG	B1	BB-
4,000,000		Term Loan, 6.810%, maturing February 27, 2012			4,050,668
		Celanese, AG	B1	B+
5,625,000		Term Loan, 3.559%, maturing April 06, 2009			5,729,591
4,035,389		Term Loan, 5.740%, maturing April 06, 2011			4,113,574
		Hawkeye Renewables, LLC	B2	B
2,500,000		Term Loan, 6.925%, maturing January 31, 2012			2,471,875
		Hercules, Inc.	Ba1	BB
4,233,626		Term Loan, 5.240%-5.310%, maturing October 08, 2010			4,295,014
		Hexion Specialty Chemicals, Inc.	B1	BB-
545,455		Term Loan, 6.188%, maturing May 31, 2012			554,318
2,290,909		Term Loan, 6.375%, maturing May 31, 2012			2,328,136
		Huntsman International, LLC	Ba3	BB-
23,000,000		Term Loan, 5.323%, maturing August 16, 2012			23,337,824

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics and Rubber: (continued)
	Innophos, Inc.	B2	B
$ 1,425,000	Term Loan, 5.550%-5.970%, maturing
	August 13, 2010			$1,441,625
	JohnsonDiversey, Inc.	B1	BB-
2,333,018	Term Loan, 5.460%, maturing November 03, 2009			2,359,265
3,002,143	Term Loan, 5.284%-5.460%, maturing November 03, 2009			3,040,138
	Kraton Polymers, LLC	B1	B+
1,452,353	Term Loan, 6.1250%-6.500%, maturing December 23, 2010			1,477,316
	Nalco Company	B1	BB-
14,982,417	Term Loan, 5.450%-5.870%, maturing November 04, 2010			15,241,103
	Polypore, Inc.	B1	B
7,350,000	Term Loan, 5.920%, maturing November 12, 2011			7,392,873
	PQ Corporation	B1	B+
2,493,750	Term Loan, 5.500%, maturing February 11, 2012			2,526,480
	Rockwood Specialties Group, Inc.	B1	B+
16,541,875	Term Loan, 5.930%, maturing July 30, 2012			16,848,594
	Supresta, LLC	B1	B+
3,963,101	Term Loan, 6.490%, maturing July 30, 2012			4,032,456
				101,240,850
Containers, Packaging and Glass: 7.6%
	Appleton Papers, Inc.	Ba3	BB
1,434,000	Term Loan, 5.550%-5.730%, maturing June 11, 2010			1,451,029
	Berry Plastics Corporation	B1	B+
6,000,000	Term Loan, 5.600%-5.766%, maturing December 02, 2011			6,102,000
	Boise Cascade Corporation	Ba3	BB
9,476,250	Term Loan, 5.250%-5.438%, maturing October 29, 2011			9,630,836
	BWAY Corporation	B1	B+
1,302,000	Term Loan, 5.875%-6.000%, maturing June 30, 2011			1,322,547
	Graham Packaging Company, L.P.	B2	B
13,457,500	Term Loan, 5.938%-6.063%, maturing October 07, 2011			13,690,207
	Graphic Packaging International, Inc.	B1	B+
10,079,397	Term Loan, 5.880%-6.190%, maturing June 30, 2010			10,255,786
	Intertape Polymer Group, Inc.	Ba3	B+
2,729,375	Term Loan, 5.650%-5.742%, maturing July 28, 2011			2,781,689
	Koch Cellulose, LLC	Ba3	BB
1,451,809	Term Loan, 5.240%, maturing May 07, 2011			1,471,469
	Owens-Illinois Group, Inc.	B1	BB-
3,153,614	Term Loan, 5.370%, maturing April 01, 2008			3,187,777

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging and Glass: (continued)
	Pro Mach, Inc.	B1	B
$ 2,487,500	Term Loan, 6.350%, maturing
	December 01, 2011			$2,524,812
	Smurfit-Stone Container Corporation	Ba3	BB-
10,416,518	Term Loan, 5.375%-5.563%, maturing November 01, 2011			10,570,599
3,205,082	Term Loan, 5.375%-5.563%, maturing November 01, 2011			3,252,492
	Solo Cup, Inc.	B1	B+
9,357,500	Term Loan, 5.490%-5.860%, maturing February 27, 2011			9,468,620
	U.S. Can Company	B3	B
4,453,675	Term Loan, 7.320%-7.650%, maturing January 15, 2010			4,475,943
	Xerium Technologies, Inc.	B1	BB-
2,500,000	Term Loan, 5.490%, maturing May 18, 2012			2,536,720
				82,722,526
Data and Internet Services: 3.8%
	Clientlogic Corporation	B3	B
997,500	Term Loan, 7.750%-8.063%, maturing February 28, 2012			998,436
	Sungard Data Systems, Inc.	B1	B+
29,000,000	Term Loan, 6.280%, maturing February 11, 2013			29,431,375
	Transaction Network Services, Inc.	Ba3	BB-
3,493,750	Term Loan, 5.410%, maturing May 04, 2012			3,537,422
	Worldspan, L.P.	B2	B
6,608,562	Term Loan, 6.313%-6.625%, maturing February 16, 2010			6,558,998
				40,526,231
Diversified/Conglomerate Manufacturing: 3.8%
	Axia, Inc.	B2	B
1,753,133	Term Loan, 7.570%-7.670%, maturing November 30, 2010			1,780,526
	Brand Services, Inc.	B2	B
3,141,272	Term Loan, 6.309%-6.670%, maturing January 15, 2012			3,190,354
	Cinram International, Inc.	Ba3	BB
5,714,157	Term Loan, 5.580%, maturing September 30, 2009			5,777,012
	Dresser Rand, Inc.	B1	B+
1,370,572	Term Loan, 5.438%-5.490%, maturing October 01, 2010			1,395,842
	Dresser, Inc.	Ba3	B+
2,866,154	Term Loan, 5.990%, maturing April 10, 2009			2,897,203
	Flowserve Corporation	Ba3	BB-
4,000,000	Term Loan, 5.375%-5.813%, maturing August 10, 2012			4,056,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Manufacturing: (continued)
		Gentek, Inc.	B2	B+
$ 2,461,835		Term Loan, 6.010%-6.540%, maturing
		February 25, 2011			$2,485,530
		Goodman Global Holdings, Inc.	B2	B+
1,990,000		Term Loan, 5.875%, maturing December 23, 2011			2,020,473
		Mueller Group, Inc.	B2	B+
9,422,899		Term Loan, 6.240%-6.610%, maturing April 23, 2011			9,505,349
		Norcross Safety Products, LLC	B1	BB-
1,000,000		Term Loan, 5.951%-7.500%, maturing June 30, 2012			1,006,250
		RLC Industries Company	Ba3	BBB-
1,276,252		Term Loan, 4.990%, maturing February 26, 2009			1,285,026
		Sensus Metering Systems, Inc.	B2	B+
1,695,652		Term Loan, 6.230%-6.540%, maturing December 17, 2010			1,716,141
254,348		Term Loan, 6.230%-6.540%, maturing December 17, 2010			257,421
		Universal Compression, Inc.	Ba2	BB
3,990,000		Term Loan, 5.240%, maturing February 15, 2012			4,044,863
					41,418,490
Diversified/Conglomerate Service: 3.6%
		Fidelity National Information Solutions, Inc.	Ba3	BB
26,090,650		Term Loan, 5.321%, maturing March 09, 2013			26,155,877
	(5)	Geo Group, Inc.	Ba3	BB-
1,000,000		Term Loan, maturing September 14, 2011			1,012,500
		Iron Mountain, Inc.	B2	BB-
6,947,500		Term Loan, 5.344%, maturing April 02, 2011			7,014,807
2,263,330		Term Loan, 5.625%, maturing April 02, 2011			2,288,440
		Relizon Company	B1	BB-
186,627		Term Loan, 6.820%, maturing February 20, 2011			187,444
1,709,654		Term Loan, 6.820%, maturing February 20, 2011			1,717,134
					38,376,202
Ecological: 2.8%
		Allied Waste North America, Inc.	B1	BB
14,756,414		Term Loan, 5.370%-5.670%, maturing January 15, 2012			14,905,660
5,948,934		Term Loan, 5.100%, maturing January 15, 2012			6,009,661
		Envirosolutions, Inc.	B2	B-
2,750,000		Term Loan, 9.000%, maturing July 07, 2012			2,789,531
		IESI Corporation	B1	BB
1,800,000		Term Loan, 5.620%-5.820%, maturing January 14, 2012			1,828,125

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Ecological: (continued)
		Wastequip, Inc.	B2	B+
$ 750,000		Term Loan, 6.170%, maturing July 15, 2011			$761,250
		Wastequip, Inc.	B3	B-
500,000		Term Loan, 9.670%, maturing July 15, 2012			507,500
		WCA Waste Systems, Inc.	B3	B
3,491,250		Term Loan, 6.550%, maturing April 28, 2011			3,495,614
					30,297,341
Electronics: 1.2%
		Decision One Corporation	NR	NR
1,640,211	(3)	Term Loan, 12.000%, maturing April 15, 2010			1,640,211
		Invensys International Holdings, Ltd.	Ba3	B+
1,647,737		Term Loan, 6.881%, maturing September 05, 2009			1,670,393
		Knowles Electronics, Inc.	B3	B-
2,063,305		Term Loan, 8.400%, maturing June 29, 2007			2,104,571
		ON Semiconductor Corporation	B3	B+
5,955,038		Term Loan, 6.500%, maturing December 15, 2011			6,040,641
		SI International, Inc.	B1	B+
1,745,625		Term Loan, 5.780%-5.990%, maturing February 09, 2011			1,776,173
					13,231,989
Farming and Agriculture: 0.8%
		AGCO Corporation	Ba1	BB+
4,565,833		Term Loan, 5.420%, maturing March 31, 2008			4,630,043
		Butler Animal Health Supply, LLC	B2	B
1,000,000		Term Loan, 6.266%-6.460%, maturing June 30, 2011			1,011,250
		Vicar Operating, Inc.	Ba3	BB-
2,771,447		Term Loan, 5.188%, maturing May 16, 2011			2,804,358
					8,445,651
Finance: 0.8%
		Refco Finance Holdings, LLC	B1	BB-
3,018,692		Term Loan, 5.669%, maturing August 05, 2011			3,056,048
		Rent-A-Center, Inc.	Ba2	BB+
5,940,000		Term Loan, 5.170%-5.380%, maturing June 30, 2010			6,009,053
					9,065,101
Gaming: 5.4%
		Ameristar Casinos, Inc.	Ba3	BB
926,801		Term Loan, 5.500%, maturing December 20, 2006			931,435
2,139,720		Term Loan, 5.500%, maturing December 20, 2006			2,150,419
		Argosy Gaming Company	Ba2	BB
1,985,000		Term Loan, 7.000%, maturing July 31, 2008			1,991,616

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
	Boyd Gaming Corporation	Ba2	BB
$ 6,435,000	Term Loan, 4.880%-4.990%, maturing
	June 30, 2011			$6,509,408
	CCM Merger, Inc.	B1	B+
4,000,000	Term Loan, 5.641%-5.541%, maturing April 25, 2012			4,051,668
	Global Cash Access, LLC	B2	B+
2,411,121	Term Loan, 5.740%, maturing March 10, 2010			2,449,549
	Green Valley Ranch Gaming, LLC	NR	NR
2,472,575	Term Loan, 5.490%, maturing December 17, 2011			2,505,028
	Herbst Gaming, Inc.	B3	B+
997,500	Term Loan, 5.380%-5.490%, maturing January 31, 2011			1,012,775
	Isle of Capri Casinos, Inc.	Ba2	BB-
1,000,000	Term Loan, 3.740%, maturing February 04, 2011			1,006,250
1,492,500	Term Loan, 5.100%-5.483%, maturing February 04, 2011			1,510,690
	Marina District Finance Company, Inc.	NR	NR
1,990,000	Term Loan, 5.130%-5.240%, maturing October 20, 2011			2,009,070
	Opbiz, LLC	B3	B-
7,244,957	Term Loan, 6.504%, maturing August 31, 2010			7,278,160
17,690	Term Loan, 7.504%, maturing August 31, 2010			17,771
	Pinnacle Entertainment, Inc.	B1	BB-
769,183	Term Loan, 6.670%, maturing August 27, 2010			772,067
500,000	Term Loan, 6.670%, maturing August 27, 2010			505,938
	Resorts International Hotel and Casino, Inc.	B2	B+
4,908,957	Term Loan, 6.200%, maturing April 26, 2012			4,971,546
	Resorts International Hotel and Casino, Inc.	B3	B-
1,500,000	Term Loan, 9.420%, maturing April 26, 2013			1,506,095
	Ruffin Gaming, LLC	NR	NR
1,500,000	Term Loan, 5.813%, maturing June 28, 2008			1,512,188
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,750,000	Term Loan, 5.930%-6.140%, maturing May 20, 2012			1,780,625
	Venetian Casino Resorts, LLC	B1	BB-
2,393,163	Term Loan, 5.462%, maturing June 15, 2011			2,423,638
11,606,837	Term Loan, 5.240%, maturing June 15, 2011			11,754,639
				58,650,575

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Grocery: 0.3%
		Giant Eagle, Inc.	Ba2	BB+
$ 1,025,852		Term Loan, 5.747%, maturing
		August 06, 2009			$1,039,957
1,879,074		Term Loan, 5.504%-5.747%, maturing August 06, 2009			1,904,912
					2,944,869
Healthcare, Education and Childcare: 14.1%
		Accellent Corporation	B2	B+
1,732,500		Term Loan, 5.740%, maturing June 30, 2010			1,746,036
		Alliance Imaging, Inc.	B1	B+
2,844,929		Term Loan, 5.750%-6.125%, maturing December 29, 2011			2,884,639
		AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
4,975,000		Term Loan, 5.660%-6.010%, maturing February 15, 2012			5,057,401
		Block Vision Holdings Corporation	NR	NR
26,956		Revolver, 7.560%, maturing December 31, 2005			26,956
13,365		Term Loan, 13.000%, maturing July 30, 2007			—
		Community Health Systems, Inc.	Ba3	BB-
24,374,107		Term Loan, 5.420%-5.610%, maturing August 19, 2011			24,742,253
		Concentra Operating Corporation	B1	B+
1,369,557		Term Loan, 6.020%-6.230%, maturing June 30, 2010			1,389,244
		Cooper Companies	Ba3	BB
2,000,000		Term Loan, 5.438%-5.500%, maturing January 06, 2012			2,016,666
		CRC Health Corporation	B2	B+
1,500,000		Term Loan, 6.240%, maturing May 05, 2011			1,515,000
	(5)	Davita, Inc.	B1	BB-
28,000,000		Term Loan, maturing June 30, 2012			28,435,568
		Encore Medical IHC, Inc.	B1	B
2,439,144		Term Loan, 6.430%-6.560%, maturing October 04, 2010			2,475,731
		Fisher Scientific International, Inc.	Ba2	BBB
2,475,000		Term Loan, 4.990%, maturing August 02, 2011			2,500,265
		Healthcare Partners, LLC	B1	BB
2,962,500		Term Loan, 5.820%, maturing February 04, 2011			2,987,498
		Healthsouth Corporation	NR	NR
3,150,000		Term Loan, 6.150%, maturing June 14, 2007			3,182,486
850,000		Term Loan, 3.062%, maturing February 28, 2010			858,766
		Iasis Healthcare Corporation	B1	B+
8,910,000		Term Loan, 5.766%, maturing June 30, 2011			9,050,814

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
		Insight Health Services Corporation	B1	B
$ 236,955		Term Loan, 7.490%, maturing
		October 17, 2008			$237,843
54,682		Term Loan, 7.490%, maturing October 17, 2008			54,887
27,341		Term Loan, 7.490%, maturing October 17, 2008			27,443
1,106,602		Term Loan, 7.240%, maturing October 17, 2008			1,111,444
		Kinetic Concepts, Inc.	Ba3	BB
3,957,730		Term Loan, 5.240%, maturing August 11, 2010			4,009,675
		Lifecare Holdings, Inc.	B2	B
2,666,667		Term Loan, 5.820%, maturing August 11, 2012			2,680,000
		Lifepoint Hospitals	Ba3	BB
4,383,192		Term Loan, 5.250%, maturing April 15, 2012			4,433,287
9,575,000		Term Loan, 5.196%, maturing April 15, 2012			9,684,433
		Magellan Health Services, Inc.	B1	B+
1,229,167		Term Loan, 5.660%-5.871%, maturing August 15, 2008			1,242,995
	(5)	MMM Holdings, Inc.	B2	B-
2,500,000		Term Loan, maturing August 16, 2011			2,528,125
		Mylan Laboratories, Inc.	Ba1	BBB-
1,000,000		Term Loan, 5.400%, maturing June 30, 2010			1,014,167
		Pacificare Health Systems, Inc.	Ba2	BBB-
9,599,198		Term Loan, 4.938%-5.188%, maturing December 13, 2010			9,637,192
		Psychiatric Solutions, Inc.	B1	B+
1,500,000		Term Loan, 5.730%, maturing July 01, 2012			1,524,375
		Rural/Metro Operating Company, LLC	B2	B
519,127		Term Loan, 6.670%, maturing March 04, 2011			526,914
1,505,881		Term Loan, 5.838%, maturing March 04, 2011			1,528,469
		Select Medical Corporation	B1	BB-
2,493,750		Term Loan, 5.360%-7.250%, maturing February 24, 2012			2,505,179
		Sterigenics International, Inc.	B2	B+
2,460,038		Term Loan, 6.410%, maturing June 14, 2011			2,490,788
		Sybron Dental Management, Inc.	Ba2	BB+
570,568		Term Loan, 5.240%-5.419%, maturing June 06, 2009			575,560
		Vanguard Health Systems, Inc.	B2	B
13,999,225		Term Loan, 6.740%, maturing September 23, 2011			14,188,802
		VWR International, Inc.	B2	B+
4,034,334		Term Loan, 6.140%, maturing April 07, 2011			4,094,849
					152,965,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Home and Office Furnishings: 2.5%
	ACCO Brands Corporation	Ba3	BB-
$ 666,667	Term Loan, 5.330%, maturing
	August 17, 2012			$676,667
	Buhrmann U.S., Inc.	Ba3	BB-
3,945,150	Term Loan, 5.921%-6.210%, maturing December 31, 2010			4,021,587
	Global Imaging Systems, Inc.	Ba2	BB-
2,228,111	Term Loan, 4.930%-5.280%, maturing May 10, 2010			2,245,519
	Identity Group, Inc.	NR	NR
1,687,404	Term Loan, 7.688%-9.500%, maturing April 30, 2006			1,468,041
	Maax Corporation	B2	B
2,713,149	Term Loan, 6.100%-6.470%, maturing June 04, 2011			2,719,931
	Sealy Mattress Company	B1	B+
7,672,566	Term Loan, 5.080%-5.359%, maturing April 06, 2012			7,776,867
	Simmons Company	B2	B+
8,225,744	Term Loan, 5.750%-7.750%, maturing December 19, 2011			8,352,560
				27,261,172
Insurance: 1.3%
	CCC Information Services, Inc.	B1	B+
3,864,081	Term Loan, 6.420%, maturing August 20, 2010			3,922,042
	Conseco, Inc.	B2	BB-
6,117,123	Term Loan, 5.570%, maturing June 22, 2010			6,195,501
	Mitchell International, Inc.	B1	B+
1,306,923	Term Loan, 6.240%, maturing August 15, 2011			1,328,161
	Vertafore, Inc.	B2	B
2,400,962	Term Loan, 6.391%-6.580%, maturing December 22, 2010			2,427,972
	Vertafore, Inc.	B3	NR
500,000	Term Loan, 9.510%, maturing December 22, 2011			511,250
				14,384,926
Leisure, Amusement, Entertainment: 9.1%
	24 Hour Fitness Worldwide, Inc.	B2	B
3,250,000	Term Loan, 6.780%, maturing June 08, 2012			3,305,861
	AMF Bowling Worldwide, Inc.	B2	B
1,454,883	Term Loan, 6.091%-7.053%, maturing August 27, 2009			1,468,978
	Kerasotes Theatres, Inc.	B1	B
5,970,000	Term Loan, 5.950%, maturing October 31, 2011			6,034,673

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
	Lodgenet Entertainment Corporation	Ba3	B+
$ 3,376,293	Term Loan, 5.740%, maturing
	August 29, 2008			$3,413,574
	Loews Cineplex Entertainment Corporation	B1	B
7,386,011	Term Loan, 5.800%-5.970%, maturing July 31, 2011			7,450,063
	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
2,000,000	Term Loan, 5.740%, maturing April 08, 2011			2,023,750
33,500,000	Term Loan, 5.740%, maturing April 08, 2012			33,960,625
	Pure Fishing, Inc.	B1	B+
2,962,500	Term Loan, 6.480%-6.770%, maturing September 30, 2010			3,012,492
	Regal Cinemas, Inc.	Ba3	BB-
11,405,011	Term Loan, 5.490%, maturing November 10, 2010			11,547,573
	Riddell Bell Holding, Inc.	B1	BB-
1,488,750	Term Loan, 6.160%, maturing September 28, 2011			1,514,493
	Six Flags Theme Parks, Inc.	B1	B-
2,907,828	Term Loan, 6.280%-6.500%, maturing June 30, 2009			2,942,056
	Universal City Development Partners, L.P.	Ba3	BB-
4,975,000	Term Loan, 5.490%-5.810%, maturing June 09, 2011			5,051,700
	WMG Acquisition Corporation	B1	B+
16,403,751	Term Loan, 5.520%-5.860%, maturing February 28, 2011			16,597,085
				98,322,923
Lodging: 0.7%
	CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000	Term Loan, 5.640%, maturing February 09, 2008			7,518,750
				7,518,750
Machinery: 3.3%
	Alliance Laundry Holdings, LLC	B1	B
3,412,500	Term Loan, 5.800%, maturing January 27, 2012			3,469,021
	Blount, Inc.	B1	BB-
3,952,068	Term Loan, 6.004%-7.250%, maturing August 09, 2010			4,021,229
	Enersys, Inc.	Ba3	BB
4,233,856	Term Loan, 5.296%-5.820%, maturing March 17, 2011			4,262,964
	Maxim Crane Works, L.P.	B2	BB-
2,078,125	Term Loan, 6.188%-6.375%, maturing January 25, 2010			2,114,492
	Maxim Crane Works, L.P.	B3	B+
1,500,000	Term Loan, 8.938%, maturing January 30, 2012			1,552,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Machinery: (continued)
		Rexnord Corporation	B1	B+
$ 7,570,190		Term Loan, 5.750%-6.210%, maturing
		December 31, 2011			$7,688,474
		Terex Corporation	B1	BB-
862,907		Term Loan, 5.680%, maturing July 03, 2009			875,311
1,198,262		Term Loan, 6.180%, maturing December 31, 2009			1,216,236
		United Rentals (North America), Inc.	B1	BB
10,204,166		Term Loan, 5.920%, maturing February 14, 2011			10,325,341
					35,525,568
Mining, Steel, Iron and Nonprecious Metals: 2.0%
		Carmeuse Lime, Inc.	NR	NR
1,975,000		Term Loan, 5.500%, maturing May 02, 2011			1,989,813
		Foundation Coal Corporation	Ba3	BB-
2,912,234		Term Loan, 5.380%-5.660%, maturing July 30, 2011			2,965,624
		International Coal Group, LLC	B2	B-
1,488,750		Term Loan, 6.430%, maturing October 01, 2010			1,496,194
		Longyear Holdings, Inc.	B1	B+
333,333		Term Loan, 6.170%, maturing July 28, 2012			339,167
1,333,333		Term Loan, 6.170%, maturing July 28, 2012			1,356,666
		Novelis, Inc.	Ba2	BB-
3,161,982		Term Loan, 5.460%, maturing January 06, 2012			3,206,942
5,491,864		Term Loan, 5.460%, maturing January 06, 2012			5,569,953
		Trout Coal Holdings, LLC	B3	B
4,488,750		Term Loan, 6.000%-6.170%, maturing March 18, 2010			4,499,972
					21,424,331
North American Cable: 17.6%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 6.313%, maturing March 31, 2006			11,027,500
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, 6.110%, maturing August 04, 2012			2,037,500
		Bragg Communications, Inc.	B1	NR
2,475,000		Term Loan, 6.360%, maturing August 31, 2011			2,504,391
		Bresnan Communications, LLC	B1	BB-
5,000,000		Term Loan, 7.060%-7.170%, maturing December 31, 2007			5,090,000
		Cebridge Connections, Inc.	NR	NR
1,481,250		Term Loan, 6.400%-8.750%, maturing February 23, 2009			1,490,508
2,453,826		Term Loan, 9.490%-9.774%, maturing February 23, 2010			2,478,364

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
	(2)	Century Cable Holdings, LLC	Caa1	NR
$ 1,230,000		Revolver, 7.500%, maturing March 31, 2009			$1,212,704
19,357,940		Term Loan, 8.500%, maturing June 30, 2009			19,249,052
5,500,000		Term Loan, 8.500%, maturing December 31, 2009			5,466,313
		Charter Communications Operating, LLC	B2	B
6,991,308		Term Loan, 6.680%, maturing April 27, 2010			6,965,405
48,444,796		Term Loan, 6.830%-6.930%, maturing April 27, 2011			48,663,234
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, 6.500%, maturing September 30, 2007			6,862,191
8,500,000		Term Loan, 7.750%, maturing March 31, 2008			8,388,438
		Insight Midwest Holdings, LLC	Ba3	BB-
18,222,500		Term Loan, 5.625%, maturing December 31, 2009			18,492,430
		Knology, Inc.	B3	NR
2,250,000		Term Loan, 9.080%-9.180%, maturing June 29, 2010			2,283,750
		Mediacom Communications Corporation	Ba3	BB-
10,972,500		Term Loan, 5.350%-5.510%, maturing February 01, 2014			11,134,520
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 7.750%, maturing June 30, 2010			7,439,730
21,000,000		Term Loan, 8.500%, maturing September 30, 2010			20,885,634
	(5)	Patriot Media and Communications, LLC	B1	B+
2,666,667		Term Loan, maturing April 4, 2013			2,706,666
	(5)	Patriot Media and Communications, LLC	B3	B-
1,000,000		Term Loan, maturing October 4, 2013			1,021,875
		Persona Communication, Inc.	B2	B+
3,465,000		Term Loan, 6.490%, maturing August 01, 2011			3,518,060
		Puerto Rico Cable Acquisition Company	NR	NR
1,500,000		Term Loan, 8.750%, maturing July 28, 2011			1,521,562
					190,439,827
Oil and Gas: 10.6%
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 6.063%, maturing June 24, 2012			1,017,708
1,500,000		Term Loan, 6.063%, maturing June 24, 2012			1,526,562
	(5)	Complete Production Services, Inc.	B2	B
3,000,000		Term Loan, maturing September 12, 2012			3,035,625
		El Paso Corporation	B3	B
1,000,000		Term Loan, 2.850%, maturing November 30, 2007			1,016,111
22,405,194		Term Loan, 6.438%, maturing November 23, 2009			22,766,164

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil and Gas: (continued)
		EPCO Holdings, Inc.	Ba3	B+
$ 11,250,000		Term Loan, 5.840%, maturing
		August 18, 2010			$11,448,630
		Getty Petroleum Marketing, Inc.	B1	BB-
5,582,873		Term Loan, 6.920%, maturing May 19, 2010			5,596,830
		Kerr-McGee Corporation	Ba3	BB+
21,000,000		Term Loan, 6.140%, maturing May 24, 2011			21,137,823
		LB Pacific, L.P.	B1	B-
3,990,000		Term Loan, 6.130%-6.610%, maturing February 15, 2012			4,059,825
		Lyondell-Citgo Refining, L.P.	Ba3	BB
1,980,000		Term Loan, 5.510%-5.670%, maturing May 21, 2007			2,010,938
		Magellan Midstream Holdings, L.P.	Ba3	BB-
2,750,000		Term Loan, 5.785%, maturing June 30, 2012			2,794,688
		Mainline, L.P.	Ba3	BB-
7,339,583		Term Loan, 5.819%, maturing December 17, 2011			7,376,281
		Regency Gas Services, LLC	B1	B+
1,492,500		Term Loan, 6.240%-6.330%, maturing June 01, 2010			1,499,963
		Regency Gas Services, LLC	B3	B-
500,000		Term Loan, 9.490%, maturing November 30, 2010			502,500
		Semcrude, L.P.	Ba3	NR
5,263,731		Term Loan, 5.990%, maturing March 16, 2011			5,319,658
10,019,462		Term Loan, 6.071%-7.500%, maturing March 16, 2011			10,157,229
		Vulcan Energy Corporation	Ba2	BB
5,093,371		Term Loan, 5.836%-5.860%, maturing August 12, 2011			5,172,955
		Western Refining Company, L.P.	B2	BB-
3,750,000		Term Loan, 6.170%, maturing July 27, 2012			3,773,438
		Williams Production RMT Company	Ba3	BB
3,931,391		Term Loan, 5.830%, maturing May 30, 2008			3,990,361
					114,203,289
Other Broadcasting and Entertainment: 3.6%
		Alliance Atlantis Communications, Inc.	Ba2	BB
2,318,585		Term Loan, 5.410%, maturing December 20, 2011			2,353,364
		DirecTV Holdings, LLC	Ba1	BB
10,000,000		Term Loan, 5.088%, maturing April 13, 2013			10,117,860
		Echostar DBS Corporation	Ba3	BB-
9,000,000		Floating Rate Note, 6.754%, maturing October 01, 2008			9,191,250
	(5)	HIT Entertainment, Ltd.	B1	B
1,666,667		Term Loan, maturing March 20, 2012			1,693,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: (continued)
		Liberty Media Corporation	Ba1	BB+
$ 4,500,000		Floating Rate Note, 4.910%, maturing
		September 17, 2006			$4,531,275
		Rainbow National Services, LLC	B1	BB+
10,972,500		Term Loan, 6.438%, maturing March 31, 2012			11,071,944
		Yankees Holdings, L.P.	NR	NR
314,286		Term Loan, 5.830%-6.130%, maturing June 25, 2007			317,428
					39,276,871
Other Telecommunications: 4.5%
	(5)	Cincinnati Bell, Inc.	Ba3	B+
3,500,000		Term Loan, maturing August 31, 2012			3,521,875
		Consolidated Communications, Inc.	B1	BB-
2,452,170		Term Loan, 5.815%-6.052%, maturing October 14, 2011			2,492,018
		D&E Communications, Inc.	Ba3	BB-
2,954,604		Term Loan, 5.350%-7.500%, maturing December 31, 2011			2,980,457
		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 5.438%-5.563%, maturing February 08, 2012			3,542,658
		GCI Holdings, Inc.	Ba2	BB+
2,087,144		Term Loan, 7.250%, maturing October 31, 2007			2,104,102
		Hawaiian Telcom Communications, Inc.	B1	B+
3,500,000		Term Loan, 5.730%, maturing October 31, 2012			3,549,767
		Intera Group, Inc.	NR	NR
2,473,623	(3)	Term Loan, maturing December 31, 2005			534,302
1,150,378	(3)	Term Loan, maturing December 31, 2005			—
2,289,211	(3)	Term Loan, maturing December 31, 2005			—
		Iowa Telecommunications Services, Inc.	Ba3	BB-
4,250,000		Term Loan, 5.490%-5.540%, maturing November 30, 2011			4,301,353
		Madison River Capital, LLC	B1	B+
1,666,667		Term Loan, 6.040%, maturing July 29, 2012			1,696,875
		Qwest Communications International, Inc.	B3	B
9,000,000		Floating Rate Note, 7.290%, maturing February 15, 2009			8,955,000
		Qwest Corporation	B2	BB-
800,000		Term Loan, 8.530%, maturing June 30, 2007			826,834
		Time Warner Telecom Holdings, Inc.	B1	B
3,000,000		Floating Rate Note, 7.790%, maturing February 15, 2011			3,075,000
		Valor Telecommunications, LLC	Ba3	BB-
8,680,272		Term Loan, 5.240%-5.811%, maturing February 14, 2012			8,800,398

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: (continued)
		Wiltel Communications Group, LLC	B2	B-
$ 1,736,184		Term Loan, 6.990%, maturing
		October 01, 2009			$1,761,503
		Wiltel Communications Group, LLC	Caa1	CCC+
750,000		Term Loan, 9.240%, maturing January 01, 2010			744,375
					48,886,517
Personal and Nondurable Consumer Products: 6.1%
		Arbonne International, Inc.	B2	B
1,666,667		Term Loan, 8.750%, maturing August 16, 2011			1,682,292
		Amscan Holdings, Inc.	B1	B+
1,972,519		Term Loan, 6.321%-6.560%, maturing April 30, 2012			1,994,710
		Bushnell Performance Optics	B1	B+
1,750,000		Term Loan, 6.641%, maturing August 19, 2011			1,774,062
		Church & Dwight Company, Inc.	Ba2	BB
4,395,591		Tranche B, 5.390%, maturing May 30, 2011			4,446,875
		Fender Musical Instruments Corporation	B1	B+
2,493,750		Term Loan, 5.850%, maturing March 30, 2012			2,531,156
		Fender Musical Instruments Corporation	B3	B-
2,500,000		Term Loan, 8.100%, maturing September 30, 2012			2,550,000
		Hillman Group, Inc.	B2	B
2,962,500		Term Loan, 6.688%-6.750%, maturing March 30, 2011			3,004,161
		Hunter Fan Company	B1	B
997,500		Term Loan, 5.910%-6.180%, maturing March 24, 2012			995,006
		Jarden Corporation	B1	B+
11,229,330		Term Loan, 5.490%-5.635%, maturing August 15, 2011			11,309,339
4,325,257		Term Loan, 5.270%, maturing January 24, 2012			4,356,075
		Norwood Promotional Products Holdings, Inc.	NR	NR
7,438,733	(3)	Term Loan, maturing August 16, 2011			2,603,556
		Norwood Promotional Products, Inc.	NR	NR
12,459,617		Term Loan, 9.750%, maturing August 16, 2009			12,272,723
		Oreck Corporation	B1	B+
1,990,000		Term Loan, 6.240%, maturing January 27, 2012			2,009,900
		Prestige Brands Holdings, Inc.	B1	B+
1,965,100		Term Loan, 6.311%-7.750%, maturing April 06, 2011			1,983,932
		Reddy Ice Group, Inc.	B1	B+
1,000,000		Term Loan, 5.321%, maturing August 09, 2012			1,010,313

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal and Nondurable Consumer Products: (continued)
	Spectrum Brands, Inc.	B1	B+
$ 11,072,250	Term Loan, 5.490%-5.790%, maturing
	February 06, 2012			$11,238,334
				65,762,434
Personal, Food and Miscellaneous: 4.1%
	AFC Enterprises, Inc.	B1	B+
2,500,000	Term Loan, 5.750%, maturing May 11, 2011			2,531,250
	Alderwoods Group, Inc.	B1	BB-
1,766,361	Term Loan, 5.296%-5.840%, maturing September 29, 2009			1,792,856
	Arby’s Restaurant Group, Inc.	B1	B+
4,000,000	Term Loan, 5.919%-6.110%, maturing July 25, 2012			4,051,252
	Brickman Group Holdings, Inc.	Ba3	BB-
1,617,614	Term Loan, 6.380%-6.660%, maturing December 19, 2008			1,613,570
	Burger King Corporation	Ba2	B+
4,500,000	Term Loan, 5.375%, maturing June 30, 2012			4,575,537
	Burt’s Bees, Inc.	B2	B
1,246,875	Term Loan, 6.134%-6.410%, maturing March 24, 2011			1,262,461
	Carrols Corporation	B1	B+
3,484,994	Term Loan, 6.000%, maturing December 31, 2010			3,542,350
	Central Garden & Pet Company	Ba2	BB+
994,957	Term Loan, 5.321%-5.419%, maturing May 15, 2009			1,009,259
	Coinmach Corporation	B2	B
4,623,685	Term Loan, 6.563%-6.688%, maturing July 25, 2009			4,688,708
	Coinstar, Inc.	Ba3	BB-
2,688,508	Term Loan, 5.550%, maturing July 07, 2011			2,728,835
	Culligan International Company	B1	B+
2,500,000	Term Loan, 6.071%, maturing September 30, 2011			2,539,062
	Domino’s, Inc.	Ba3	B+
5,609,566	Term Loan, 5.250%, maturing June 25, 2010			5,705,394
	Jack in the Box, Inc.	Ba2	BB
3,435,026	Term Loan, 5.080%-5.810%, maturing January 09, 2011			3,480,110
	MD Beauty, Inc.	B2	B
1,974,194	Term Loan, 6.600%-6.700%, maturing February 18, 2012			1,993,935
	N.E.W. Holdings, LLC	B1	B+
2,229,545	Term Loan, 6.875%-7.063%, maturing July 08, 2011			2,264,382

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food and Miscellaneous: (continued)
	Ruths Chris Steak House, Inc.	NR	NR
$ 507,143	Term Loan, 8.500%, maturing
	March 11, 2011			$508,411
				44,287,372
Printing and Publishing: 10.4%
	Adams Outdoor Advertising, L.P.	B1	B+
4,688,695	Term Loan, 5.540%-5.640%, maturing October 18, 2012			4,754,139
	American Achievement Corporation	B1	B+
895,279	Term Loan, 5.850%-8.000%, maturing March 25, 2011			908,149
	American Media Operations, Inc.	B1	B
1,195,165	Term Loan, 6.254%, maturing April 01, 2007			1,211,847
4,357,157	Term Loan, 6.254%, maturing April 01, 2007			4,417,975
	American Reprographics Company	Ba2	BB
1,932,500	Term Loan, 5.310%-5.524%, maturing June 18, 2009			1,946,994
	American Reprographics Company	B1	B
700,000	Term Loan, 10.235%, maturing December 18, 2009			728,000
	Ascend Media Holdings, LLC	B3	B
1,750,000	Term Loan, 6.180%-6.460%, maturing January 31, 2012			1,755,469
	Canwest Media, Inc.	Ba3	B+
4,299,530	Term Loan, 5.823%, maturing August 15, 2009			4,360,442
	Dex Media East, LLC	Ba2	BB
1,601,073	Term Loan, 4.680%-5.000%, maturing November 08, 2008			1,608,579
3,488,108	Term Loan, 5.050%-5.500%, maturing May 08, 2009			3,537,378
	Dex Media West, LLC	Ba2	BB
17,108,148	Term Loan, 5.050%-5.400%, maturing March 09, 2010			17,355,053
1,313,525	Term Loan, 4.680%-4.900%, maturing September 09, 2009			1,320,297
	Enterprise Newsmedia, LLC	B2	B
3,000,000	Term Loan, 6.510%, maturing June 30, 2012			3,039,375
	F&W Publications, Inc.	B2	B
1,000,000	Term Loan, 6.030%, maturing August 05, 2012			1,015,625
	Freedom Communications, Inc.	Ba2	BB
2,374,843	Term Loan, 4.830%, maturing May 01, 2013			2,406,013
	Hanley-Wood, LLC	B2	B
2,533,113	Term Loan, 5.784%, maturing August 01, 2012			2,548,945
	IWCO Direct, Inc.	B1	B
1,496,250	Term Loan, 6.740%-6.810%, maturing January 31, 2011			1,518,694

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing and Publishing: (continued)
	Journal Register Company	Ba2	BB
$ 5,368,811	Term Loan, 5.000%-5.180%, maturing
	August 12, 2012			$5,419,982
	Lamar Media Corporation	Ba2	BB
7,542,826	Term Loan, 5.313%-5.375%, maturing			7,593,740
	June 30, 2010
	Liberty Group Publishing	B1	B+
1,970,063	Term Loan, 5.813%, maturing			1,991,817
	February 28, 2012
	MC Communications, LLC	B2	B
3,406,667	Term Loan, 6.540%, maturing			3,436,475
	December 31, 2010
	Merrill Communications, LLC	B1	B+
2,133,517	Term Loan, 6.169%, maturing July 30, 2009			2,162,187
834,616	Term Loan, 6.169%, maturing July 30, 2009			845,832
	Primedia, Inc.	B2	B
381,830	Revolver, 5.750%, maturing June 30, 2008			374,193
6,100,588	Term Loan, 6.438%, maturing June 30, 2009			6,113,936
1,485,000	Term Loan, 8.000%, maturing			1,491,034
	December 31, 2009
	R.H. Donnelley, Inc.	Ba3	BB
758,126	Term Loan, 5.240%-5.510%, maturing			766,358
	December 31, 2009
11,739,890	Term Loan, 5.110%-5.300%, maturing			11,915,424
	June 30, 2011
	Source Media, Inc.	B1	B
3,529,412	Term Loan, 5.740%, maturing			3,582,353
	November 08, 2011
	Visant Holding Corporation	B1	B+
10,735,000	Term Loan, 5.754%-5.940%, maturing			10,914,811
	October 04, 2011
	Ziff Davis Media, Inc.	B3	CCC+
1,500,000	Floating Rate Note, 9.693%, maturing			1,455,000
	May 01, 2012			112,496,116

Radio and TV Broadcasting: 5.3%
	Block Communications, Inc.	Ba3	BB-
2,768,515	Term Loan, 5.740%, maturing			2,794,469
	November 15, 2009
	Emmis Operating Company	Ba2	B+
9,925,000	Term Loan, 5.321%, maturing			10,014,325
	November 10, 2011
	Entravision Communications Corporation	B1	B+
750,000	Term Loan, 5.240%, maturing			753,281
	February 24, 2012
2,500,000	Term Loan, 5.240%, maturing			2,510,938
	February 24, 2012
	Mission Broadcasting, Inc.	Ba3	B
2,432,394	Term Loan, 5.240%, maturing			2,455,198
	August 14, 2012

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting: (continued)
	NEP Supershooters, L.P.	B1	B
$ 2,977,500	Term Loan, 7.490%-7.710%, maturing
	February 03, 2011			$3,034,260
1,990,000	Term Loan, 6.990%, maturing			2,027,935
	February 03, 2011
	Nexstar Broadcasting, Inc.	Ba3	B
2,567,606	Term Loan, 5.240%, maturing			2,591,677
	August 14, 2012
	Paxson Communications Corporation	B1	B-
9,000,000	Floating Rate Note, 6.349%, maturing			9,000,000
	January 15, 2010
	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, 5.500%, maturing			4,797,500
	March 31, 2012
	Spanish Broadcasting Systems, Inc.	B1	B+
3,990,000	Term Loan, 5.490%, maturing June 10, 2012			4,052,344
	Spanish Broadcasting Systems, Inc.	B2	CCC+
1,500,000	Term Loan, 7.510%, maturing June 10, 2013			1,522,500
	Susquehanna Media Company	Ba2	BB-
6,982,500	Term Loan, 5.250%-5.670%, maturing			7,074,145
	March 31, 2012
	Young Broadcasting, Inc.	B1	B
5,000,000	Term Loan, 5.688%-6.000%, maturing			5,054,165
	November 03, 2012			57,682,737
Retail Stores: 6.9%
	Advance Stores Company, Inc.	Ba2	BB+
1,813,388	Term Loan, 5.250%-5.438%, maturing			1,840,589
	September 30, 2010
3,057,396	Term Loan, 4.938%-5.625%, maturing			3,103,257
	September 30, 2010
	Alimentation Couche-Tard, Inc.	Ba2	BB
1,206,122	Term Loan, 5.375%, maturing			1,221,199
	December 17, 2010
	Baker & Taylor, Inc.	Ba3	B+
1,170,000	Revolver, 5.229%-5.338%, maturing			1,164,150
	August 11, 2010
	Baker & Taylor, Inc.	B1	B
1,000,000	Term Loan, 10.160%, maturing May 06, 2011			1,012,500
	Blockbuster Entertainment Corporation	B3	B
8,000,000	Term Loan, 6.990%-7.540%, maturing			7,840,384
	August 20, 2011
	Dollarama Group, L.P.	B1	B+
3,482,500	Term Loan, 5.930%, maturing			3,534,738
	November 18, 2011
	Harbor Freight Tools, Inc.	B1	B+
8,443,744	Term Loan, 5.914%-8.000%, maturing			8,555,624
	July 15, 2010
	Jean Coutu Group, Inc.	B1	BB
9,900,000	Term Loan, 5.938%, maturing July 30, 2011			10,063,974

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
	Mapco Express, Inc.	B2	B+
$ 2,500,000	Term Loan, 6.210%, maturing April 28, 2011			$2,539,063
	Movie Gallery, Inc.	B1	B+
6,500,000	Term Loan, 6.490%, maturing April 27, 2011			6,537,726
	Nebraska Book Company, Inc.	B2	B
2,468,750	Term Loan, 5.880%, maturing			2,493,438
	March 04, 2011
	Oriental Trading Company, Inc.	B1	B+
3,201,893	Term Loan, 5.750%,maturing			3,221,905
	August 06, 2010
	Oriental Trading Company, Inc.	B3	B-
1,750,000	Term Loan, 8.250%, maturing			1,760,938
	January 08, 2011
	Pantry, Inc.	B1	B+
7,956,522	Term Loan, 5.920%, maturing			8,080,842
	March 12, 2011
	Rite Aid Corporation	NR	NR
1,980,000	Term Loan, 5.310%-5.420%, maturing			1,998,151
	August 31, 2009
	Tire Rack, Inc.	B1	BB-
1,000,000	Term Loan, 5.730%-5.900%, maturing			1,017,500
	June 24, 2012
	Travelcenters of America, Inc.	B1	BB
9,000,000	Term Loan, 5.260%, maturing
	December 01, 2011			9,119,529
				75,105,507
Satellite: 1.1%
	Panamsat Corporation	Ba3	BB+
11,909,639	Term Loan, 5.650%, maturing
	August 20, 2011			12,062,975
				12,062,975
Telecommunications Equipment: 2.1%
	AAT Communications Corporation	B1	BB+
3,000,000	Term Loan, 5.610%, maturing July 27, 2012			3,042,189
	AAT Communications Corporation	B2	BB
1,000,000	Term Loan, 6.610%, maturing July 27, 2013			1,019,375
	American Tower, L.P.	Ba3	BBB
2,493,750	Term Loan, 4.900%-7.000%, maturing			2,520,765
	August 31, 2011
	SBA Senior Finance, Inc.	B1	BB
5,187,550	Term Loan, 5.540%-5.920%, maturing			5,238,347
	October 31, 2008
	Spectrasite Communications, Inc.	Ba3	BBB
7,955,013	Term Loan, 4.910%, maturing May 19, 2012			8,046,161
	Syniverse Holding, LLC	Ba3	BB-
3,045,000	Term Loan, 5.670%-5.720%, maturing
	February 15, 2012			3,079,256
				22,946,093

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Textiles and Leather: 1.1%

	(2)	Galey & Lord, Inc.	NR	NR
$ 2,635,958	(3)	Term Loan, maturing September 05, 2009			$544,765
		Malden Mills Industries, Inc.	NR	NR
2,573,615	(3)	Term Loan, maturing October 01, 2008			514,723
634,681	(3)	Term Loan, maturing October 01, 2008			—
		Polymer Group, Inc.	B2	B+
2,800,000		Term Loan, 6.730%, maturing April 27, 2010			2,854,832
		Propex Fabrics, Inc.	B3	B+
1,937,658		Term Loan, 5.740%, maturing			1,942,502
		November 30, 2011
		Springs Industries, Inc.	Ba3	BB-
985,000		Term Loan, 6.250%, maturing			984,693
		December 24, 2010
		St. John Knits International, Inc.	B1	B+
997,500		Term Loan, 6.000%, maturing			1,009,969
		March 18, 2012
		William Carter Company	B1	BB
4,000,000		Term Loan, 5.330%-5.811%, maturing
		July 14, 2012			4,060,000
					11,911,484
Utilities: 8.7%
		Allegheny Energy Supply Company	Ba2	BB
13,537,128		Term Loan, 5.340%-5.359%, maturing			13,733,416
		March 08, 2011
		Calpine Corporation	B3	B-
2,920,239		Term Loan, 9.349%, maturing July 16, 2007			2,390,216
		Cogentrix Delaware Holdings, Inc.	Ba2	BB+
6,532,743		Term Loan, 5.240%, maturing April 14, 2012			6,617,126
		Coleto Creek Power	Ba3	BB
939,783		Term Loan, 5.680%, maturing June 30, 2011			957,403
		Coleto Creek Power	B1	BB-
1,000,000		Term Loan, 6.997%, maturing June 30, 2012			1,022,500
		Dynegy Holdings, Inc.	B2	BB-
2,970,000		Term Loan, 7.540%, maturing May 27, 2010			2,989,180
		KGen, LLC	B2	B
4,987,500		Term Loan, 6.115%, maturing			4,975,031
		August 01, 2011
		La Paloma Generating Company	Ba3	BB-
218,579		Term Loan, 3.509%, maturing			222,200
		August 16, 2012
1,400,000		Term Loan, 5.462%, maturing			1,423,188
		August 16, 2012
		La Paloma Generating Company	B2	B
1,000,000		Term Loan, 7.212%, maturing			1,023,750
		August 16, 2013
		NRG Energy, Inc.	Ba3	BB
2,734,375		Term Loan, 5.265%, maturing			2,769,695
		December 24, 2011
3,498,047		Term Loan, 5.255%-5.365%, maturing			3,543,231
		December 24, 2011

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
	Pike Electric, Inc.	B1	BB-
$ 2,734,302	Term Loan, 5.813%, maturing July 01, 2012			$2,768,480
1,642,918	Term Loan, 5.875%, maturing			1,663,454
	December 10, 2012
	Primary Energy Finance, LLC	Ba2	BB-
2,750,000	Term Loan, 5.641%, maturing			2,782,656
	August 23, 2012
	Reliant Energy Resources Corporation	B1	B+
22,898,766	Term Loan, 6.016%-6.089%, maturing			23,133,112
	April 30, 2010
	Riverside Energy Center, LLC	Ba3	BB-
276,115	Term Loan, 7.930%, maturing June 24, 2010			285,779
3,491,163	Term Loan, 7.930%, maturing June 24, 2011			3,613,354
2,415,971	Term Loan, 7.930%, maturing June 24, 2011			2,500,530
	Texas Genco, LLC	Ba2	BB
4,373,654	Term Loan, 5.410%-5.490%, maturing
	December 14, 2011			4,447,118
10,562,308	Term Loan, 5.410%-5.669%, maturing
	December 14, 2011			10,739,723
				93,601,142
	Total Senior Loans
	(Cost: $2,004,473,094)			2,021,890,298

Other Corporate Debt: 0.0%

Home and Office Furnishings: 0.0%
	MP Holdings, Inc.	NR	NR
45,229	Subordinated Note, 10.000%, maturing
	March 14, 2007			42,967
				42,967
	Total Other Corporate Debt
	(Cost: $45,228)			42,967

Equities and Other Assets: 2.4%

	Description			Value
(@)	Acterna, LLC (85,722 Common Shares)			4,971,876
(@), (R)	Acterna, Inc. - Contingent Right			—
(1), (@), (R)	Allied Digital Technologies Corporation
	(Residual Interest in Bankruptcy Estate)			186,961
(@), (R)	AM Cosmetics Corporation (Liquidation Interest)			25
(@), (R)	Block Vision Holdings Corporation
	(571 Common Shares)			—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in
	Boston Chicken Plan Trust)			6,001,312
(@), (R)	Cedar Chemical (Liquidation Interest)			—
(@), (R)	Covenant Care, Inc. (Warrants for
	19,000 Common Shares, Expired January 13, 2005)			—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

	Description	Value
(@), (R)	Covenant Care, Inc. (Warrants for 26,901
	Common Shares, Expires March 31, 2013)	$—
(@), (R)	Decision One Corporation
	(1,402,038 Common Shares)	1,116,779
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in
	Bankruptcy Estate)	1,112
(@), (R)	Enginen Realty (857 Common Shares)	—
(@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in
	Bankruptcy Estate)	305,999
(@), (R)	Galey & Lord, Inc. (203,345 Common Shares)	—
(@), (R)	Gate Gourmet Borrower, LLC (Warrants for
	101 Common Shares)	—
(@), (R)	Gemini Leasing, Inc. (143,079 Common Shares)	—
(2), (@), (R)	Grand Union Company (Residual Interest in
	Bankruptcy Estate)	54,523
(@)	Hayes Lemmerz International, Inc.
	(73,835 Common Shares)	487,311
(@)	Hayes Lemmerz International, Inc.
	(246 Preferred Shares)	1,624
(2), (@), (R)	Humphreys, Inc. (Residual Interest in
	Bankruptcy Estate)	—
(2), (@), (R)	Imperial Home Décor Group, Inc.
	(300,141 Common Shares)	1
(2), (@), (R)	Imperial Home Décor Group, Inc.
	(Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in
	Bankruptcy Estate)	2,619
(@), (R)	Intera Group, Inc. (864 Common Shares)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	65,677
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	100
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in
	Bankruptcy Estate)	—
(@), (R)	Lincoln Paper & Tissue, LLC (Warrants for
	291 Common Shares, Expires August 24, 2015)	—
(@), (R)	London Clubs International (Warrants for
	241,499 Common Shares, Expires February 27, 2011)	480,088
(@), (R)	Malden Mills Industries, Inc.
	(436,865 Common Shares)	—
(@), (R)	Malden Mills Industries, Inc.
	(1,427,661 Preferred Shares)	—
(@)	Maxim Crane Works (56,322 Common Shares)	1,408,021
(@), (R)	Morris Material Handling, Inc.
	(481,373 Common Shares)	2,710,130
(@), (R)	Murray’s Discount Auto Stores, Inc.
	(Escrow Interest)	40,136
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)	—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B
	Preferred Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

	Description		Value

(@), (R)	Neoplan USA Corporation (1,084,000 Series C
	Preferred Shares)		$—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D
	Preferred Shares)		—
(@), (R)	New Piper Aircraft, Inc. (Residual Interest in
	Litigation Proceeds)		—
(@), (R)	New World Restaurant Group, Inc. (Warrants for
	4,489 Common Shares, Expires June 15, 2006)		61,589
(@), (R)	Norwood Promotional Products, Inc.
	(72,238 Common Shares)		—
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)		7,978,992
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)		300,733
(@), (R)	Targus Group, Inc. (Warrants for
	66,824 Common Shares, Expires December 6, 2012)		—
(1), (@), (R)	Transtar Metals (Residual Interest in
	Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in
	Bankruptcy Estate)		—
(2), (@), (R)	U.S. Aggregates (Residual Interest in
	Bankruptcy Estate)		—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in
	Bankruptcy Estate)		—
Total for Equity and Other Assets
	(Cost $19,331,672)		26,175,608
Total Investments
	(Cost $2,023,849,994)(6)	189.2%	$2,048,108,873
Preferred Shares and Liabilities in Excess of Cash
	and Other Assets — Net	(89.2)	(965,422,877)
	Net Assets	100.0%	$1,082,685,996

(@)	Non-income producing security
(R)	Restricted security
*

Senior loans, while exempt from registration under the Security Act of 1933, as ameded contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NR	Not Rated
†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

(6)	For federal income tax purposes, the cost of investment is $2,025,472,654 and net unrealized appreciation consists of the following:
	Gross Unrealized Appreciation	$36,229,651
	Gross Unrealized Depreciation	(13,593,432)
	Net Unrealized Appreciation	$22,636,219

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

The Board considered and approved the annual renewal of the terms of Prime Rate Trust’s Investment Management and Sub-Advisory Agreements in August 2004 for the period September 1, 2004 through August 31, 2005.

In order to align the Trust’s annual renewal period with those of other Funds in the ING Funds line-up, the Trust’s Board of Trustees (the “Board”) renewed the terms of these agreements for an “interim” period commencing on September 1, 2005 and ending on November 30, 2005. The Board based its determination of whether to approve renewing the terms of the Trust’s Agreements for the interim period on information provided throughout the year, beginning in August 2004 in anticipation of the 2004 15(c) contract renewal and continuing at periodic meetings thereafter, as well as updated information provided in July 2005. In determining that this information was sufficient to support the interim renewal, the Board took into consideration that it would meet again, at a meeting to be held in November 2005, and that the Board’s Contracts Committee would meet in October 2005, to consider whether to approve the Investment Management Agreement and Sub-Advisory Agreement for the Trust for a 12-month period beginning on December 1, 2005 and ending November 30, 2005. The interim and subsequent November renewals place the Trust on a December 1 renewal cycle, and result in all of the Funds under the purview of the Board being placed on the same annual renewal cycle on a going-forward basis.

In considering whether to approve the Investment Management Agreement and Sub-Advisory Agreement for the Trust for the period ended August 31, 2005 and the interim period ending November 30, 2005, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

In connection with their deliberations on August 31, 2004 relating to the Trust’s current Investment Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered information that had been provided by the Investment Manager and the Sub-Adviser to the Trust throughout the year at regular Board Meetings, as well as information furnished for the August 2004 Board Meeting, which was held to specifically consider annual renewal of the Investment Management and Sub-Advisory Agreements. This information included the following items: (1) FACT sheets for the Trust that provide information about the performance and expenses of the Trust and its peer group (“Selected Peer Group”), as well as information about the Trust’s investment portfolio, objective and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions from legal counsel to the Independent Trustees; (4) copies of the forms of Investment Management Agreement and Sub-Advisory Agreement applicable to the Trust; (5) copies of the respective Forms ADV for the Investment Manager and the Sub-Adviser; (6) financial statements for the Investment Manager and the Sub-Adviser; and (7) other information relevant to their evaluations.

In connection with their deliberations on July 21, 2005 relating to the Trust’s current Investment Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, further considered information that had been provided by the Investment Manager and the Sub-Adviser throughout the year at regular Board Meetings, as well as information furnished for the July 2005 Board Meeting, which was held to specifically consider such renewals for the interim period ending November 30, 2005. This information included the following items: (1) updated performance information through May 31, 2005 with respect to the Trust; (2) responses to questions from legal counsel to the Independent Trustees; (3) copies of the forms of Investment Management Agreement and Sub-Advisory Agreement applicable to the Trust; (4) management’s representations that there were no changes in the management fee rate and expense ratio borne by the Trust since the August approval; and (5) other information relevant to their evaluations.

ING Prime Rate Trust

 ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board was also provided, in August 2004, with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of Investment Management and Sub-Advisory Agreements, including an analysis for the Trust of how performance and fees compare to its Selected Peer Group and designated benchmark.

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to renewing the Trust’s current Investment Management Agreement and Sub-Advisory Agreement.

In its prior renewal deliberations for the Trust in August 2004 the Board considered that: (1) the management fee for the Trust is slightly above the median and the average management fees of the funds in its Selected Peer Group; (2) the expense ratio for the Trust is slightly above the median and below the average expense ratios of the funds in its Selected Peer Group, and (3) the Trust outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

In considering whether to approve the Trust’s interim period renewal, in July 2005 the Board further considered that, based on performance data for the period ended May 31, 2005, the Trust underperformed its primary benchmark and Lipper Category median for the five-year, three-month and one-month periods ended May 31, 2005, and outperformed it for other periods presented. The Board also noted that there would be further opportunity for review of performance and other relevant factors in the course of deliberations for the next annual renewal in November 2005.

After deliberations based on the above-listed factors, among others (including the Selected Peer Group data considered by the Board in August 2004 and representations that there had been no changes in the management fee rate and expense ratio borne by the Trust since the August approval), the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Trust, for the period ended August 31, 2005 and the interim period ending November 30, 2005, because, among other conclusions: (1) the management fee of the Trust is competitive with that of its Selected Peer Group, (2) the expense ratio for the Trust is competitive with that of its Selected Peer Group, and (3) the Trust’s performance has been reasonable.

ING Prime Rate Trust

 SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust was held June 16, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

ING PRIME RATE TRUST, COMMON SHARES

1.               To elect nine members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING PRIME RATE TRUST, PREFERRED SHARES

2.               To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares – Series M, T, W, TH, and F of the Trust – until the election and qualification of their successors.

Results:

			Shares voted
		Shares	against or	Shares	Total Shares
	Proposal	voted for	withheld	abstained	Voted
Common	John V. Boyer	114,676,664	3,240,528	—	117,917,192
Shares	J. Michael Earley	114,864,904	3,052,288	—	117,917,192
Trustees	R. Barbara Gitenstein	114,707,971	3,209,221	—	117,917,192
	Patrick W. Kenny	114,753,244	3,163,948	—	117,917,192
	Thomas J. McInerney	114,756,546	3,160,646	—	117,917,192
	David W.C. Putnam	114,650,205	3,266,987	—	117,917,192
	John G. Turner	114,779,748	3,137,444	—	117,917,192
	Roger B. Vincent	114,853,635	3,063,557	—	117,917,192
	Richard A. Wedemeyer	114,767,516	3,149,676	—	117,917,192

Preferred
Shares	Walter H. May	15,940	28	—	15,968
Trustees	Jock Patton	15,940	28	—	15,968

ING Prime Rate Trust

 ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the “Program,” formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust’s common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust’s common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust will issue new shares for dividend reinvestment purchases when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust’s Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2005 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23
February 28	March 8	March 22
March 31	April 7	April 22
April 29	May 6	May 23
May 31	June 8	June 22
June 30	July 7	July 22
July 29	August 8	August 22
August 31	September 8	September 22
September 30	October 5	October 24
October 31	November 8	November 22
November 30	December 8	December 22
December 20	December 28	January 11

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

 ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust’s common shares are traded on the New York Stock Exchange (“NYSE”) (Symbol: PPR). Effective March 1, 2002, the Trust’s name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust’s NAV and market price are published daily under the “Closed-End Funds” feature in Barron’s, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2005 was 6,443 which does not include approximately 47,700 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on July 11, 2005 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust’s disclosure controls and procedures and internal controls over financial reporting.

Investment Manager	Distributor
ING Investments, LLC	ING Funds Distributor, LLC
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258	Scottsdale, Arizona 85258
1-800-334-3444

Sub-Adviser	Transfer Agent
ING Investment Management Co.	DST Systems, Inc.
7337 East Doubletree Ranch Road	P.O. Box 219368
Scottsdale, Arizona 85258	Kansas City, Missouri 64141

Institutional Investors and Analysts	Custodian
Call ING Prime Rate Trust	State Street Bank and Trust Company
1-800-336-3436, Extension 2217	801 Pennsylvania Avenue
Kansas City, Missouri 64105

Administrator	Legal Counsel
ING Funds Services, LLC	Dechert LLP
7337 East Doubletree Ranch Road	1775 I Street, N.W.
Scottsdale, Arizona 85258	Washington, D.C. 20006
1-800-992-0180

Written Requests
Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRSAR-UPRT	(0805-102805)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
March 1, 2005 to March 31, 2005	52,973	$7.409	52,973	0
April 1, 2005 to April 30, 2005	56,611	$7.231	56,611	0
May 1, 2005 to May 31, 2005	59,476	$6.856	59,476	0
June 1, 2005 to June 30, 2005	61,003	$7.060	61,003	0
July 1, 2005 to July 31, 2005	60,575	$7.125	60,575	0
August 1, 2005 to August 31, 2005	62,869	$7.067	62,869	0

As set forth in the Trust’s prospectus dated July 1, 2005 and pursuant to the Trust’s Shareholder Investment Program, the Trust may periodically purchase common shares of the Trust on the market.  These purchases are made in order to acquire additional shares necessitated by the reinvestment of dividends and may continue during the existence of the Trust.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 3, 2005

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 3, 2005